SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Compute Basic and Diluted Net Income (Loss) Per Share (Details) - USD ($)	1 Months Ended	3 Months Ended						4 Months Ended		6 Months Ended		10 Months Ended
	Mar. 31, 2021	Jun. 30, 2022		Mar. 31, 2022		Jun. 30, 2021		Jun. 30, 2021		Jun. 30, 2022		Dec. 31, 2021
Class A Ordinary shares
Numerator:
Allocation of net income (loss) - basic												$ 4,893,422
Allocation of net income (loss) - diluted												$ 4,814,256
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average ordinary shares outstanding	1,363,636	13,800,000		13,800,000	[1]					13,800,000		7,834,343
Diluted weighted average common shares outstanding	1,363,636	13,800,000		13,800,000						13,800,000		7,834,343
Basic net income (loss) per ordinary shares	$ (0.02)	$ 0.13		$ 0.01	[1]					$ 0.14		$ 0.62
Diluted net income per ordinary share	$ (0.02)	$ 0.13		$ 0.01						$ 0.14		$ 0.61
Class B Ordinary shares
Numerator:
Allocation of net income (loss) - basic												$ 1,955,233
Allocation of net income (loss) - diluted												$ 2,034,389
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Basic weighted average ordinary shares outstanding	0	3,450,000	[2]	3,450,000	[1]	3,000,000	[2]	2,681,416	[2]	3,450,000	[2]	3,130,303
Diluted weighted average common shares outstanding	0	3,450,000	[2]	3,450,000		3,000,000	[2]	2,681,416	[2]	3,450,000	[2]	3,310,606
Basic net income (loss) per ordinary shares	$ 0	$ 0.13		$ 0.01	[1]	$ (0.01)		$ (0.02)		$ 0.14		$ 0.62
Diluted net income per ordinary share	$ 0.00	$ 0.13		$ 0.01		$ (0.01)		$ (0.02)		$ 0.14		$ 0.61

[1]	This number excludes up to 450,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The underwriter fully exercised its over-allotment option on July 19, 2021; therefore, 450,000 Founder Shares were no longer subject to forfeiture (see Note 5).
[2]	This number excludes up to 450,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The underwriter fully exercised its over-allotment option on July 19, 2021; therefore, 450,000 Founder Shares were no longer subject to forfeiture (see Note 4).